Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Components		$ 73,110	$ 65,845
Work in process		22,018	21,445
Finished products	[1]	32,643	35,793
Total inventories		$ 127,771	$ 123,083

[1]	includes systems at customer locations not yet sold, as of December 31, 2025 and 2024, in the amount of $12,305 and $12,447 respectively.